Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,848,328,715.48
Previously Paid Amount	0.00
Total Fee Amount	393,354.20
Total Offset Amount	0.00
Net Fee	393,354.20
Narrative - Max Aggregate Offering Price	$ 2,848,328,715.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true